Trade and Other Receivables - Additional Information (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Abstract]
Allowance for doubtful accounts	$ 1,681,000	$ 661,000
Reserve for expected credit losses	0	$ 0
Maximum exposure to credit risk	$ 0